UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Deltec House
          Lyford Cay
          PO Box N1717
          Nassau
          NP
          Bahamas
          Attention: S. Nicholas Walker

13F File Number: 028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     S. Nicholas Walker
Title:    Managing Member
Phone:    (242) 677-4514

Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York           August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total:  $114,330
                                        (thousands)


List of Other Included Managers: 1


No.  Form 13F File Number     Name

1.   028-13152                The Lion Fund Limited

                                                     FORM 13F INFORMATION TABLE
                                                    York Asset Management Limited
                                                            June 30, 2009
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6              COL 7       COLUMN 8

                                                            VALUE   SHRS OR SH/ PUT/ INVESTMENT            OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000) PRN AMT PRN CALL DISCRETION            MNGRS  SOLE  SHARED  NONE
--------------                --------------     -----      ------- ------- --- ---- ----------            -----  ----  ------  ----
                                                                                     Sole  Shared
                                                                                     ----  ------
ADVANCED TECHNOLOGY ACQU COR  COM               007556103    534    65,750  SH       SOLE                  NONE    65,750
ALLEGHENY ENERGY INC          COM               017361106  2,655   103,500  SH             SHARED DEFINED     1   103,500
ALLEGHENY ENERGY INC          COM               017361106  1,595    62,196  SH       SOLE                  NONE    62,196
ATLAS ENERGY RESOURCES LLC    COM               049303100    564    27,600  SH             SHARED DEFINED     1    27,600
ATLAS ENERGY RESOURCES LLC    COM               049303100    225    11,000  SH       SOLE                  NONE    11,000
BERKSHIRE HATHAWAY INC DEL    CL B              084670207    214        74  SH             SHARED DEFINED     1        74
BERKSHIRE HATHAWAY INC DEL    CL B              084670207    153        53  SH       SOLE                  NONE        53
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108    350    33,200  SH             SHARED DEFINED     1    33,200
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108    211    20,042  SH       SOLE                  NONE    20,042
BRINKS HOME SEC HLDGS INC     COM               109699108  3,392   119,800  SH             SHARED DEFINED     1   119,800
BRINKS HOME SEC HLDGS INC     COM               109699108  1,903    67,205  SH       SOLE                  NONE    67,205
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104    381    22,300  SH             SHARED DEFINED     1    22,300
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104    223    13,077  SH       SOLE                  NONE    13,077
CALPINE CORP                  COM NEW           131347304    494    44,300  SH             SHARED DEFINED     1    44,300
CALPINE CORP                  COM NEW           131347304    459    41,149  SH       SOLE                  NONE    41,149
CENTERPOINT ENERGY INC        COM               15189T107  2,748   248,000  SH             SHARED DEFINED     1   248,000
CENTERPOINT ENERGY INC        COM               15189T107  1,642   148,160  SH       SOLE                  NONE   148,160
CENTEX CORP                   COM               152312104  2,968   350,799  SH             SHARED DEFINED     1   350,799
CENTEX CORP                   COM               152312104  1,179   139,400  SH       SOLE                  NONE   139,400
CHINA HLDGS ACQUISITION CORP  COM               16942N106      4       400  SH             SHARED DEFINED     1       400
CHINA HLDGS ACQUISITION CORP  COM               16942N106    159    16,630  SH       SOLE                  NONE    16,630
CHIPOTLE MEXICAN GRILL INC    CL B              169656204  2,809    40,253  SH             SHARED DEFINED     1    40,253
CHIPOTLE MEXICAN GRILL INC    CL B              169656204  1,352    19,370  SH       SOLE                  NONE    19,370
CME GROUP INC                 COM               12572Q105    436     1,400  SH             SHARED DEFINED     1     1,400
CME GROUP INC                 COM               12572Q105    343     1,104  SH       SOLE                  NONE     1,104
CMS ENERGY CORP               COM               125896100    359    29,700  SH             SHARED DEFINED     1    29,700
CMS ENERGY CORP               COM               125896100    215    17,799  SH       SOLE                  NONE    17,799
CNOOC LTD                     SPONSORED ADR     126132109    504     4,100  SH             SHARED DEFINED     1     4,100
CNOOC LTD                     SPONSORED ADR     126132109    300     2,441  SH       SOLE                  NONE     2,441
COCA COLA CO                  COM               191216100  1,286    26,800  SH             SHARED DEFINED     1    26,800
COCA COLA CO                  COM               191216100    744    15,507  SH       SOLE                  NONE    15,507
CONSECO INC                   COM NEW           208464883     73    30,710  SH       SOLE                  NONE    30,710
EBAY INC                      COM               278642103  1,525    89,000  SH             SHARED DEFINED     1    89,000
EBAY INC                      COM               278642103    881    51,422  SH       SOLE                  NONE    51,422
EL PASO CORP                  COM               28336L109  2,058   223,000  SH             SHARED DEFINED     1   223,000
EL PASO CORP                  COM               28336L109  1,232   133,436  SH       SOLE                  NONE   133,436
FEDERAL HOME LN MTG CORP      COM               313400301     41    66,637  SH       SOLE                  NONE    66,637
FEDERAL NATL MTG ASSN         COM               313586109     38    65,760  SH       SOLE                  NONE    65,760
FOUNDATION COAL HLDGS INC     COM               35039W100  4,886   173,800  SH             SHARED DEFINED     1   173,800
FOUNDATION COAL HLDGS INC     COM               35039W100  1,945    69,200  SH       SOLE                  NONE    69,200
FRESH DEL MONTE PRODUCE INC   ORD               G36738105    839    51,600  SH             SHARED DEFINED     1    51,600
FRESH DEL MONTE PRODUCE INC   ORD               G36738105    498    30,600  SH       SOLE                  NONE    30,600
GLOBAL BRANDS ACQUISITION CO  COM               378982102     94     9,600  SH             SHARED DEFINED     1     9,600
GLOBAL BRANDS ACQUISITION CO  COM               378982102     37     3,800  SH       SOLE                  NONE     3,800
GRACO INC                     COM               384109104  1,548    70,300  SH             SHARED DEFINED     1    70,300
GRACO INC                     COM               384109104    889    40,357  SH       SOLE                  NONE    40,357
GREAT PLAINS ENERGY INC       COM               391164100    204    13,100  SH             SHARED DEFINED     1    13,100
GREAT PLAINS ENERGY INC       COM               391164100    107     6,889  SH       SOLE                  NONE     6,889
HIGHLANDS ACQUISITION CORP    COM               430880104    830    85,300  SH             SHARED DEFINED     1    85,300
HIGHLANDS ACQUISITION CORP    COM               430880104    329    33,800  SH       SOLE                  NONE    33,800
HILLENBRAND INC               COM               431571108  3,686   221,500  SH             SHARED DEFINED     1   221,500
HILLENBRAND INC               COM               431571108  2,275   136,716  SH       SOLE                  NONE   136,716
HUANENG PWR INTL INC          SPON ADR H SHS    443304100    185     6,600  SH             SHARED DEFINED     1     6,600
HUANENG PWR INTL INC          SPON ADR H SHS    443304100    108     3,843  SH       SOLE                  NONE     3,843
ICAHN ENTERPRISES LP          DEPOSITRY UNIT    451100101  1,255    32,000  SH             SHARED DEFINED     1    32,000
ICAHN ENTERPRISES LP          DEPOSITRY UNIT    451100101    758    19,315  SH       SOLE                  NONE    19,315
INTERCONTINENTALEXCHANGE INC  COM               45865V100    411     3,600  SH             SHARED DEFINED     1     3,600
INTERCONTINENTALEXCHANGE INC  COM               45865V100    259     2,264  SH       SOLE                  NONE     2,264
JARDEN CORP                   COM               471109108    309    16,500  SH             SHARED DEFINED     1    16,500
JARDEN CORP                   COM               471109108    185     9,843  SH       SOLE                  NONE     9,843
KOREA ELECTRIC PWR            SPONSORED ADR     500631106    455    39,600  SH             SHARED DEFINED     1    39,600
KOREA ELECTRIC PWR            SPONSORED ADR     500631106    294    25,543  SH       SOLE                  NONE    25,543
LABRANCHE & CO INC            COM               505447102    427    99,200  SH             SHARED DEFINED     1    99,200
LABRANCHE & CO INC            COM               505447102    303    70,562  SH       SOLE                  NONE    70,562
LIBERTY MEDIA CORP NEW        ENT COM SER A     53071M500  5,273   197,478  SH             SHARED DEFINED     1   197,478
LIBERTY MEDIA CORP NEW        ENT COM SER A     53071M500  2,093    78,399  SH       SOLE                  NONE    78,399
LEUCADIA NATL CORP            COM               527288104    470    22,300  SH             SHARED DEFINED     1    22,300
LEUCADIA NATL CORP            COM               527288104    276    13,071  SH       SOLE                  NONE    13,071
MIRANT CORP NEW               COM               60467R100    526    33,400  SH             SHARED DEFINED     1    33,400
MIRANT CORP NEW               COM               60467R100    293    18,602  SH       SOLE                  NONE    18,602
NASDAQ OMX GROUP INC          COM               631103108    880    41,300  SH             SHARED DEFINED     1    41,300
NASDAQ OMX GROUP INC          COM               631103108    659    30,927  SH       SOLE                  NONE    30,927
NV ENERGY INC                 COM               67073Y106  1,874   173,700  SH             SHARED DEFINED     1   173,700
NV ENERGY INC                 COM               67073Y106  1,095   101,508  SH       SOLE                  NONE   101,508
NYSE EURONEXT                 COM               629491101    905    33,200  SH             SHARED DEFINED     1    33,200
NYSE EURONEXT                 COM               629491101    680    24,955  SH       SOLE                  NONE    24,955
QUANTA SVCS INC               COM               74762E102  1,758    76,000  SH             SHARED DEFINED     1    76,000
QUANTA SVCS INC               COM               74762E102  1,108    47,919  SH       SOLE                  NONE    47,919
RRI ENERGY INC                COM               74971X107    497    99,200  SH             SHARED DEFINED     1    99,200
RRI ENERGY INC                COM               74971X107    299    59,655  SH       SOLE                  NONE    59,655
SCHERING PLOUGH CORP          COM               806605101  8,081   321,700  SH             SHARED DEFINED     1   321,700
SCHERING PLOUGH CORP          COM               806605101  4,971   197,900  SH       SOLE                  NONE   197,900
SIMPSON MANUFACTURING CO INC  COM               829073105  1,689    78,100  SH             SHARED DEFINED     1    78,100
SIMPSON MANUFACTURING CO INC  COM               829073105    973    45,004  SH       SOLE                  NONE    45,004
SOTHEBYS                      COM               835898107     99     7,000  SH             SHARED DEFINED     1     7,000
SOTHEBYS                      COM               835898107    147    10,406  SH       SOLE                  NONE    10,406
SUN MICROSYSTEMS INC          COM NEW           866810203  1,448   157,100  SH             SHARED DEFINED     1   157,100
SUN MICROSYSTEMS INC          COM NEW           866810203    575    62,400  SH       SOLE                  NONE    62,400
TELEMIG CELULAR PART S A      SPON ADR PFD      87944E105    777    15,318  SH             SHARED DEFINED     1    15,318
TELEMIG CELULAR PART S A      SPON ADR PFD      87944E105    307     6,045  SH       SOLE                  NONE     6,045
TEXAS PAC LD TR               SUB CTF PROP I T  882610108  1,563    47,350  SH             SHARED DEFINED     1    47,350
TEXAS PAC LD TR               SUB CTF PROP I T  882610108    651    19,715  SH       SOLE                  NONE    19,715
THOMAS WEISEL PARTNERS GRP I  COM               884481102    100    16,600  SH             SHARED DEFINED     1    16,600
THOMAS WEISEL PARTNERS GRP I  COM               884481102     65    10,732  SH       SOLE                  NONE    10,732
WARNER MUSIC GROUP CORP       COM               934550104    580    99,100  SH             SHARED DEFINED     1    99,100
WARNER MUSIC GROUP CORP       COM               934550104    384    65,607  SH       SOLE                  NONE    65,607
WILLIAMS COS INC DEL          COM               969457100    464    29,700  SH             SHARED DEFINED     1    29,700
WILLIAMS COS INC DEL          COM               969457100    280    17,910  SH       SOLE                  NONE    17,910
WYETH                         COM               983024100  7,970   175,600  SH             SHARED DEFINED     1   175,600
WYETH                         COM               983024100  5,161   113,700  SH       SOLE                  NONE   113,700


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